Related Party Transactions (Details) - Schedule of related party transactions - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Related Party Transactions [Abstract]
Borrowing Amount	$ 2,265,049	$ 2,669,011
Payment Amount	681,069	4,584,420
Tao Ling [Member]
Schedule of Related Party Transactions [Abstract]
Borrowing Amount	394,203
Payment Amount	143,347
Xiaohong Yin [Member]
Schedule of Related Party Transactions [Abstract]
Borrowing Amount	1,799,173	2,355,010
Payment Amount	236,694	4,270,419
Bozhen Gong [Member]
Schedule of Related Party Transactions [Abstract]
Borrowing Amount	71,673	314,001
Payment Amount	$ 301,028	$ 314,001